Inventories (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Finished goods		$ 30,375	$ 47,188
Packaging materials		4,793	3,845
Total	$ 44,327	$ 35,168	$ 51,033